Investment Objectives and Goals	Aug. 21, 2026
GraniteShares 2x Long QNT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Quantinuum Inc. (Nasdaq: QNT) (the “Underlying Stock”).
GraniteShares 2x Short QNT Daily ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Quantinuum Inc. (Nasdaq: QNT) (the “Underlying Stock”).